Geographic and Segment Information (Details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales		$ 1,360	$ 1,486	$ 1,508	$ 1,363	$ 1,549	$ 1,632	$ 1,682	$ 1,569	$ 5,717	[1]	$ 6,432	[1]	$ 6,859	[1]
Net property, plant and equipment		3,177				3,308				$ 3,177		3,308		2,972
Number of reportable segments | segment										3
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	[1],[2]									$ 2,570		2,759		3,138
Net property, plant and equipment	[2]	2,184				2,273				2,184		2,273		2,183
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	[1]									1,393		1,548		1,519
Net property, plant and equipment		136				140				136		140		138
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	[2]									140		147		145
Net property, plant and equipment		13				14				13		14		13
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	[1],[3]									977		1,190		1,237
Net property, plant and equipment	[3]	308				372				308		372		321
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	[1],[4]									777		935		965
Net property, plant and equipment	[4]	$ 549				$ 523				$ 549		$ 523		$ 330

[1]	Net sales are attributed to countries based on customer location.
[2]	Includes net sales in Canada of? $140, $147 and $145 in 2015, 2014 and 2013, respectively. Also includes net property, plant and equipment in Canada of? $13, $14 and $13 in 2015, 2014 and 2013, respectively.
[3]	EMEA includes Europe, Middle East and Africa.
[4]	Latin America includes Mexico.